Condensed Consolidated Balance Sheets [Parenthetical] - $ / shares	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	225,000,000	225,000,000	225,000,000
Common Stock, Shares, Issued	44,964,491	21,002,212	8,123,766
Common Stock, Shares, Outstanding	44,964,491	21,002,212	8,123,766
Series E Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	18,000	18,000	18,000
Preferred Stock, Shares Issued	3,713	12,191	0
Preferred Stock, Shares Outstanding	3,713	12,191	0